Deferred income tax - Deferred tax asset related to tax losses carryforward (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Expiration date, December 31, 2025
Deferred income tax
Deferred tax asset that shall expire	$ 73,344	$ 50,161
Expiration date, December 31, 2026
Deferred income tax
Deferred tax asset that shall expire	1,095	837
Expiration date, December 31, 2027
Deferred income tax
Deferred tax asset that shall expire	38,320	16
Expiration date, December31, 2028
Deferred income tax
Deferred tax asset that shall expire	30,384
Tax loss carry forwards
Deferred income tax
Deferred tax asset that do not expire	62,300	61,800
Deferred tax asset that shall expire	$ 143,100	$ 51,000